Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 92.9%
Alabama - 0.9%
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	$ 2,010,000	$ 2,573,423
Bibb County Board of Education, Special Tax
Series B, BAM,
4.00%, 04/01/2045 - 04/01/2050	1,775,000	2,020,867
City of Opelika, General Obligation Unlimited,
4.50%, 11/01/2020	50,000	50,504
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,140,434
Dekalb-Jackson Cooperative District, Revenue Bonds
AGM,
4.05%, 01/01/2050	140,000	152,270
5.00%, 01/01/2056	750,000	859,710
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	79,310
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	230,000	262,980
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,850,000	2,904,406
Phenix City Board of Education, Special Tax,
BAM,
4.00%, 08/01/2044	7,500,000	8,779,575

		18,823,479

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
2.50%, 12/01/2034	3,000,000	3,174,960
Series D,
5.00%, 12/01/2025	935,000	1,100,402
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	76,631

		4,351,993

Arizona - 1.5%
Arizona Health Facilities Authority, Revenue Bonds,
Series B2, AGM,
5.00%, 03/01/2041	35,000	35,602
Arizona Industrial Development Authority, Revenue Bonds
Series A,
4.00%, 07/01/2047 - 10/01/2049	1,350,000	1,399,087
5.00%, 03/01/2037	830,000	995,012
Series A, BAM,
5.00%, 06/01/2054 - 06/01/2058	8,640,000	10,193,435

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	$ 4,277,651	$ 4,406,211
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	40,276
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	162,859
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	253,488
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,130,000	1,243,938
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	1,910,000	1,962,678
3.88%, 07/01/2021 (A)	50,000	50,483
5.00%, 07/01/2036	1,440,000	1,581,768
Series A,
5.00%, 07/01/2043	110,000	132,113
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	20,000	20,333
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	510,000	515,896
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,745,000	1,915,159
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	153,627
Maricopa County Industrial Development Authority, Revenue Bonds
4.00%, 07/01/2049 - 07/01/2054	3,000,000	3,388,620
Series A,
5.00%, 01/01/2034 - 07/01/2054	1,650,000	1,937,274
Maricopa County Pollution Control Corp., Revenue Bonds,
Series B,
3.60%, 04/01/2040	1,740,000	1,899,749
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,262
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	600,000	772,158

		33,105,028

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.6%
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	$ 10,545,000	$ 11,009,136
University of Central Arkansas, Revenue Bonds
Series D, AGM,
3.00%, 09/01/2026 - 09/01/2029	2,015,000	2,241,817

		13,250,953

California - 13.1%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	221,553
Adelanto Elementary School District Community Facilities District No. 1, Special Tax
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,200,000	4,076,630
Adelanto School District, Special Tax
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	645,740
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,405,000	2,653,527
Alisal Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2033	125,000	85,975
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,579,405
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	65,627
4.00%, 10/01/2027	185,000	221,388
Beaumont Public Improvement Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	8,695,000	10,630,129
Borrego Springs Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2044	1,105,000	1,274,662
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	230,387
California County Tobacco Securitization Agency, Revenue Bonds,
Series B,
1.75%, 06/01/2030	500,000	524,085
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	75,000	92,312
California Housing Finance, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	11,715,704	12,334,996

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	$ 640,000	$ 670,854
5.00%, 07/01/2034 - 01/01/2049	16,400,000	19,735,366
Series A,
4.00%, 10/01/2034 - 10/01/2044	4,715,000	5,116,092
4.50%, 06/01/2028 (A)	200,000	209,696
5.00%, 10/01/2044	1,000,000	1,149,230
California Public Finance Authority, Revenue Bonds,
4.25%, 06/15/2029 (A)	790,000	804,473
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	350,000	382,315
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 08/01/2034 - 08/01/2038	3,020,000	3,698,053
AGM,
5.00%, 10/01/2026	400,000	468,868
Series A,
3.00%, 11/01/2022 (A)	1,300,000	1,301,560
3.50%, 11/01/2027 (A)	2,630,000	2,599,597
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	871,409
Series B,
5.00%, 07/01/2030	445,000	499,067
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,114,769
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,716,761
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,280,000	2,776,402
Carson Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AMBAC,
4.75%, 01/01/2036	110,000	110,235
Cascade Union Elementary School District, General Obligation Unlimited
Series B, MAC,
4.00%, 08/01/2034 - 08/01/2039	445,000	517,642
Chaffey Joint Union High School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2037	1,000,000	531,930
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	785,414
City of Azusa, Special Tax
AGM,
5.00%, 09/01/2044 - 09/01/2049	2,500,000	3,052,865
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	387,780
City of Fontana, Special Tax
4.00%, 09/01/2045 - 09/01/2050	600,000	642,926
City of Glendale Water Revenue, Revenue Bonds
2.00%, 02/01/2035 - 02/01/2037 (C)	4,260,000	4,315,396
City of Irvine, Special Tax,
AGM,
5.00%, 09/01/2051	5,020,000	5,900,056
City of Lathrop, Special Assessment
4.00%, 09/02/2021 - 09/02/2022	265,000	276,954

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	$ 7,400,000	$ 9,116,060
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	4,700,000	5,447,582
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	3,135,000	3,645,597
City of Sacramento, Special Tax
Series 02,
5.00%, 09/01/2044 - 09/01/2049	2,585,000	2,961,416
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	75,000	87,903
City of Susanville Natural Gas Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2045	3,320,000	3,807,144
City of Tulare Water Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	700,000	794,157
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	82,244
Series A, AGM,
4.00%, 09/01/2032	110,000	126,749
5.00%, 09/01/2029 - 09/01/2030	600,000	736,389
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	63,127
5.00%, 02/01/2029	480,000	588,096
Compton Unified School District, General Obligation Unlimited
Series B, BAM,
Zero Coupon, 06/01/2034	1,000,000	730,440
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,655,261
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	292,733
5.00%, 09/01/2021 - 09/01/2024	1,770,000	2,016,300
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	104,774
County of Santa Cruz, Certificate of Participation,
4.00%, 08/01/2033	75,000	86,173
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	67,508
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,400,000	5,846,958
3.25%, 12/01/2036	5,300,000	5,721,668

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	$ 140,000	$ 167,091
Durham Unified School District, General Obligation Unlimited
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	812,340
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,791,912
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,046
3.00%, 09/01/2021 - 09/01/2022	185,000	189,825
3.50%, 09/01/2023	75,000	77,374
Eureka City Schools, General Obligation Unlimited,
BAM,
4.00%, 08/01/2038	485,000	574,793
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,258,576
Folsom Cordova Unified School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 10/01/2044	44,890,000	50,960,475
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	410,000	456,674
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,183,300
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	16,195,000	16,928,579
5.25%, 06/01/2047	3,580,000	3,671,576
Series A-2,
5.00%, 06/01/2047	14,000,000	14,306,460
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	190,000	222,891
Heber Elementary School District, General Obligation Unlimited
Series A, MAC,
4.00%, 08/01/2035 - 08/01/2038	360,000	413,309
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	740,000	892,270
Lynwood Unified School District, General Obligation Unlimited
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,850,947
McFarland Unified School District, General Obligation Unlimited
Series A, BAM,
4.00%, 11/01/2040 - 11/01/2045	750,000	869,425
Menifee Union School District Public Financing Authority, Special Tax
Series A,
5.00%, 09/01/2023	425,000	475,838
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,444,696

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Monterey Peninsula Community College District, General Obligation Unlimited,
Zero Coupon, 08/01/2032	$ 220,000	$ 164,648
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	112,943
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,688,223
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	465,507
Pollock Pines Elementary School District, General Obligation Unlimited,
MAC,
4.00%, 08/01/2049	1,565,000	1,783,443
Rancho Cucamonga Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2034	695,000	917,991
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,505,000	1,872,159
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,253,444
5.00%, 08/01/2044	1,720,000	2,102,253
Roseland School District, General Obligation Unlimited,
Series C, MAC,
5.00%, 08/01/2046	260,000	321,932
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2026	330,000	399,379
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	432,912
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,111,617
San Leandro Unified School District, General Obligation Unlimited,
AGC,
Zero Coupon, 08/01/2039 (D)	305,000	298,168
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	83,462
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	494,334
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	290,217
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	110,000	112,291

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	$ 1,310,000	$ 1,519,377
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	50,000	54,766
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	120,427
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	1,000,000	1,125,700
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	15,000	15,021
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	805,942
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	121,106
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,765,835
West Kern Community College District, Certificate of Participation
AGM,
4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,590,014
Whittier Union High School District, General Obligation Unlimited,
Zero Coupon, 08/01/2026	950,000	905,255

		280,777,168

Colorado - 2.5%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	448,560
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028	500,000	510,820
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	543,811
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	589,968
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037	1,500,000	1,510,845

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
City of Arvada, Certificate of Participation
4.00%, 12/01/2032 - 12/01/2033	$ 1,080,000	$ 1,248,106
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 08/01/2024 - 08/01/2026	365,000	417,413
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,898,199
Series A,
5.00%, 06/01/2036	540,000	629,219
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029 - 09/01/2050	5,760,000	6,564,225
Series A,
4.00%, 08/01/2049	2,000,000	2,221,240
4.25%, 11/01/2024	1,620,000	1,563,770
5.00%, 12/01/2033	100,000	111,204
Series B,
5.00%, 05/15/2021 - 05/15/2026	2,815,000	2,949,910
Colorado Housing & Finance Authority, Revenue Bonds
0.18% (E), 11/01/2021	1,500,000	1,500,000
GNMA,
3.38%, 11/01/2033	855,000	900,580
3.60%, 11/01/2038	1,400,000	1,452,892
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	750,000	809,835
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,300,000	1,500,278
Flying Horse Metropolitan District No. 2
4.00%, 12/01/2050	875,000	1,027,101
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2032	2,220,000	2,660,881
Meridian Metropolitan District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2042	15,000	18,491
North Park Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	1,000,000	1,045,470
Northglenn Urban Renewal Authority, Tax Allocation
4.00%, 12/01/2024 - 12/01/2038	2,740,000	3,039,308
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,414,892
Series A, AGM,
4.00%, 12/01/2046	7,000,000	8,043,000
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,415,249
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,749,641

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Silver Peaks Metropolitan District No. 2, General Obligation Limited
BAM,
5.00%, 12/01/2037 - 12/01/2042	$ 1,520,000	$ 1,874,986
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	500,000	569,450
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
3.25%, 12/15/2050	2,000,000	2,147,320
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	615,730

		52,992,394

Connecticut - 1.7%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,484,049
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	21,234
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	547,808
Series A, BAM,
4.00%, 12/01/2027	515,000	601,329
5.00%, 12/01/2022 - 12/01/2026	11,485,000	13,728,746
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	819,414
Series B, AGM,
5.00%, 10/01/2032	100,000	114,339
Series C, AGM,
5.00%, 07/15/2023	900,000	1,014,867
Series C, BAM,
5.00%, 08/15/2021	320,000	334,035
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	1,855,000	2,219,817
Series A, BAM-TCRS,
5.00%, 08/01/2037	635,000	737,051
Series B, BAM,
5.00%, 08/15/2025	40,000	47,124
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	423,461
3.90%, 06/15/2033	405,000	459,473
Series A-1,
3.10%, 05/15/2028	2,015,000	2,251,198
Series B-1,
2.40%, 11/15/2026	90,000	96,412
Series B3,
2.40%, 05/15/2026	55,000	59,058
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A, AGM-CR,
2.13%, 07/01/2031	7,990,000	7,930,075
Series B-2,
2.75%, 01/01/2026 (A)	650,000	651,554
Series J,
5.00%, 07/01/2034 - 07/01/2042	1,195,000	1,255,530

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	$ 25,000	$ 26,774
State of Connecticut, Special Tax, Revenue Bonds,
Series A,
5.00%, 08/01/2022	15,000	16,364
Town of Hamden, General Obligation Unlimited
BAM,
6.00%, 08/15/2033	1,190,000	1,536,326
Series A, BAM,
5.00%, 08/01/2027 (C)	535,000	648,142

		37,024,180

Delaware - 0.3%
Delaware Municipal Electric Corp., Revenue Bonds
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2044	3,335,000	4,205,673
Delaware State Economic Development Authority, Revenue Bonds
5.00%, 08/01/2049	900,000	1,015,092
5.38%, 10/01/2045	80,000	80,444

		5,301,209

District of Columbia - 0.5%
District of Columbia, Revenue Bonds
4.00%, 07/01/2049	1,000,000	1,059,980
Series A,
4.13%, 07/01/2027	1,000,000	965,230
5.00%, 07/01/2032	1,500,000	1,490,625
Series B,
3.88%, 07/01/2024	1,500,000	1,466,700
Series C,
4.00%, 12/01/2021	25,000	26,284
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	2,010,000	2,258,777
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	27,546
Metropolitan Washington Airports Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2020	25,000	25,178
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
5.00%, 10/01/2053	505,000	526,089
Series B, AGM,
4.00%, 10/01/2053	1,500,000	1,673,475
Series B, AGM-CR,
6.50%, 10/01/2044 (D)	1,065,000	1,416,599
Series C, AGC,
6.50%, 10/01/2041 (D)	285,000	360,263

		11,296,746

Florida - 3.6%
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	25,000	27,885

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Cape Coral Health Facilities Authority, Revenue Bonds,
4.25%, 07/01/2021 (A)	$ 435,000	$ 428,571
Capital Trust Agency, Inc., Revenue Bonds
3.50%, 07/01/2021 - 07/01/2022 (A)	1,240,000	1,229,603
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	90,000	92,876
2.75%, 09/01/2025 - 09/01/2026	555,000	615,141
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2033	410,000	465,683
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,229,540
Series C,
5.00%, 10/01/2031	100,000	109,274
City of Miami Parking System Revenue, Revenue Bonds
BAM,
5.00%, 10/01/2027 - 10/01/2029	1,215,000	1,593,706
City of Orlando Tourist Development Tax Revenue, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,230,000	5,202,949
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,341,694
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	315,548
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	60,601
City of Tampa, Revenue Bonds
4.00%, 07/01/2045	2,000,000	2,263,840
5.00%, 07/01/2050	2,500,000	3,104,600
Series A,
Zero Coupon, 09/01/2045 - 09/01/2049	3,150,000	1,147,933
5.00%, 11/15/2025	25,000	26,942
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	440,000	530,499
County of Lake, Revenue Bonds
5.00%, 01/15/2029 - 01/15/2049 (A)	1,750,000	1,839,795
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88%, 10/01/2034 (D)	345,000	510,869
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B,
5.00%, 10/01/2044	1,000,000	1,290,620
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	11,479,700
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	60,081
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,202,029
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.10%, 07/01/2028	525,000	561,955
2.15%, 07/01/2035	3,115,000	3,185,492

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Housing Finance Corp., Revenue Bonds (continued)
2.20%, 01/01/2023	$ 120,000	$ 124,650
2.25%, 07/01/2023	100,000	104,772
2.30%, 01/01/2024	260,000	274,323
2.35%, 07/01/2024	435,000	462,875
2.45%, 01/01/2025	360,000	386,089
2.50%, 07/01/2025	420,000	453,949
2.65%, 01/01/2026	430,000	470,330
2.70%, 07/01/2026	215,000	236,859
2.75%, 01/01/2027	425,000	471,852
2.80%, 07/01/2027	425,000	472,009
2.85%, 01/01/2028	140,000	155,205
2.90%, 07/01/2028	330,000	366,320
3.75%, 07/01/2035	2,245,000	2,441,348
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	1,250,000	1,454,825
Hillsborough County School Board, Revenue Bonds,
AGM,
5.00%, 10/01/2020	390,000	392,898
Lee County Industrial Development Authority, Revenue Bonds
5.00%, 11/15/2039 - 11/15/2044	3,500,000	3,790,245
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	52,818
Martin County Health Facilities Authority, Revenue Bonds,
AGM-CR,
5.50%, 11/15/2042	15,000	16,016
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, 10/01/2042	100,000	104,416
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	655,017
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	105,000	123,334
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,842,737
Series B,
5.00%, 10/01/2044	200,000	233,978
Orange County Housing Finance Authority, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.15%, 09/01/2032	420,000	454,285
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024,
4.13% (E), 08/01/2047	1,000,000	1,029,840
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	275,000	301,326
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	304,794
3.25%, 05/01/2026	2,450,000	2,523,500

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	$ 605,000	$ 738,384
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	370,000	438,864

		76,795,284

Georgia - 1.5%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	5,720,000	6,968,390
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,028,530
Cobb County Kennestone Hospital Authority Revenue
5.00%, 04/01/2050	1,000,000	1,250,290
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,440,000	1,764,158
Development Authority for Fulton County, Revenue Bonds,
4.00%, 07/01/2049	6,460,000	7,278,999
Fulton Country Development Authority Hospital Revenue
4.00%, 04/01/2050	1,750,000	2,003,103
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	737,569
3.25%, 12/01/2037	1,320,000	1,411,568
Series B,
3.40%, 12/01/2037	2,285,000	2,474,883
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	627,919
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	5,000,000	7,385,100

		32,930,509

Guam - 0.0% (F)
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2023 - 07/01/2031	335,000	392,736
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	100,000	104,827
Series A, AGM,
5.00%, 10/01/2026	215,000	232,013

		729,576

Idaho - 0.3%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,577,985
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	54,273

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026	$ 255,000	$ 273,016
4.63%, 07/01/2029 (A)	185,000	195,107
Series A-1, Class I,
2.75%, 07/01/2031	305,000	310,508

		5,410,889

Illinois - 13.7%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	323,130
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,586,275
5.00%, 02/01/2029	1,345,000	1,628,553
Berwyn Municipal Securitization Corp., Revenue Bonds,
AGM-CR,
5.00%, 01/01/2035	8,230,000	10,367,578
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited,
AGM,
Zero Coupon, 01/01/2023	1,490,000	1,461,019
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,648,529
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,552,362
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,256,812
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	434,948
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	158,409
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	23,664
Chicago O’Hare International Airport, Revenue Bonds
Series B,
5.00%, 01/01/2021	150,000	152,655
Series B, AGM,
4.00%, 01/01/2053	310,000	345,641
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	26,879
Chicago Transit Authority, Revenue Bonds,
AGM-CR,
5.00%, 12/01/2051	25,000	28,770
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,340,048
Series A, BAM,
4.00%, 03/01/2022	955,000	1,004,116
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	2,750,000	3,085,500
Series C,
5.00%, 01/01/2026 - 01/01/2027	2,950,000	3,251,940

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	$ 750,000	$ 755,722
5.00%, 01/01/2022 - 01/01/2024	700,000	737,961
BAM-TCRS,
3.00%, 01/01/2021	475,000	478,624
Series A, AGM,
5.25%, 01/01/2042	675,000	822,582
City of Chicago Waterworks Revenue, Revenue Bonds
4.00%, 11/01/2023	500,000	529,095
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,734,565
AGM-CR,
5.00%, 11/01/2027	140,000	151,462
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,429,832
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,437,345
City of East Moline, General Obligation Unlimited
Series A, AGM,
4.00%, 01/15/2034 - 01/15/2037	2,490,000	2,777,476
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	627,469
City of Monmouth, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	35,210
Series B, BAM,
3.00%, 12/01/2023	130,000	140,799
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	161,350
Series B, AGM,
4.00%, 11/01/2023	40,000	44,203
City of Peoria, General Obligation Unlimited
Series B, BAM-TCRS,
5.00%, 01/01/2026 - 01/01/2027	2,370,000	2,828,224
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	152,957
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,720,970
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	2,120,000	2,630,836
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,128,218
Cook & Will Counties Community College District No. 515, General Obligation Limited
5.00%, 12/01/2024	70,000	82,000
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	910,648
BAM,
4.13%, 12/01/2035	930,000	1,008,436

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2020 - 12/01/2024	$ 1,445,000	$ 1,484,031
BAM-TCRS,
5.25%, 12/01/2027	1,825,000	2,088,566
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,681,190
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	450,610
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,902,955
AGM,
4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,356,395
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,080,940
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2022 - 11/01/2025	920,000	868,755
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	336,684
Cook County School District No. 160, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	285,000	337,742
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	252,435
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	74,574
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	103,096
Cook County School District No. 94, General Obligation Unlimited
BAM,
4.00%, 12/01/2034 - 12/01/2040	3,290,000	3,699,755
Cook County Township High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2024	270,000	257,404
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	791,854
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,745,572
Cook County Township High School District No. 220, General Obligation Unlimited
BAM,
5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,562,741

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	$ 1,500,000	$ 1,643,355
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037 (C)	605,000	630,331
County of Union, General Obligation Unlimited,
AGM,
4.25%, 09/01/2042	1,665,000	1,972,792
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,060,000	2,154,224
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	785,000	894,303
DuPage County School District No. 2, General Obligation Unlimited,
4.00%, 05/01/2037	500,000	595,645
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,050,000	2,206,681
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	181,842
Illinois Development Finance Authority, Revenue Bonds,
AGM,
Zero Coupon, 01/01/2021	30,000	29,960
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	701,203
5.00%, 08/01/2025 - 08/01/2031	3,685,000	4,258,222
AGM,
4.00%, 12/01/2023	140,000	154,871
5.00%, 12/01/2036	1,900,000	2,270,082
Series A,
4.00%, 11/01/2023	405,000	410,022
5.00%, 07/01/2021 - 11/01/2025	1,750,000	1,789,285
Series C,
5.00%, 08/15/2020 - 08/15/2021	70,000	71,335
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,476,516	1,549,308
Series A-1,
3.00%, 02/01/2022	340,000	352,220
Illinois State Toll Highway Authority, Revenue Bonds
Series A,
4.50%, 12/01/2020	250,000	253,167
Series B,
5.00%, 01/01/2037	140,000	164,797
Series D,
5.00%, 01/01/2024	45,000	51,600

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	$ 1,300,000	$ 1,274,507
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,928,030
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	281,477
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	297,752
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	149,902
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,839,300
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	106,485
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	185,000	200,126
La Salle & Livingston Counties Township High School District No. 40, General Obligation Unlimited,
AGM,
4.00%, 12/01/2036	315,000	369,287
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	109,376
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	111,435
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,587,825
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,180,650
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,297,077
4.00%, 12/01/2025	1,360,000	1,590,180

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited
BAM,
4.50%, 12/01/2036 - 12/01/2041	$ 1,625,000	$ 1,772,846
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
BAM,
5.00%, 12/01/2030	3,270,000	4,015,625
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,845,537
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	110,840
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	4,236,960
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,750,496
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	510,000	492,910
McHenry County Community Unit School District No. 12, General Obligation Unlimited
BAM,
5.00%, 01/01/2035	2,625,000	3,051,457
Series A, AGM,
5.00%, 01/01/2023	70,000	76,933
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	132,440
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,381,427
Metropolitan Pier & Exposition Authority, Revenue Bonds
BAM-TCRS,
5.00%, 06/15/2052	500,000	544,245
NATL,
5.70%, 06/15/2023 (D)	165,000	180,256
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	85,681
Series B,
5.00%, 12/15/2028	145,000	150,593
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2021 - 07/01/2023	1,505,000	1,534,439
4.00%, 07/01/2025	565,000	618,415
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,071,719
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	121,245
Northern Illinois University, Revenue Bonds
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,190,000	4,764,368
5.00%, 04/01/2027	355,000	434,399

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	$ 610,000	$ 631,929
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,186,510
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	625,000	691,104
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2021	50,000	51,953
5.38%, 06/01/2021	85,000	88,407
6.00%, 06/01/2028	75,000	78,584
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	79,476
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	179,993
4.00%, 12/01/2023	285,000	314,777
5.00%, 12/01/2024 - 12/01/2041	1,725,000	2,109,567
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	165,919
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	16,368,754
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2042	1,970,000	2,225,492
5.00%, 12/01/2036	345,000	429,494
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	476,581
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	401,949
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	447,846
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,210,700
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	645,000	638,293

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	$ 4,040,000	$ 4,842,182
St. Clair County School District No. 119, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2038	2,575,000	2,934,599
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	201,224
5.50%, 07/01/2025	185,000	201,696
BAM-TCRS,
4.00%, 06/01/2041	18,625,000	19,645,464
Series A,
5.00%, 01/01/2028	150,000	155,160
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,568,104
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	340,000	342,873
University of Illinois, Revenue Bonds
Series A, AGM,
4.00%, 04/01/2043	5,795,000	6,428,162
Series A, AMBAC,
5.50%, 04/01/2022	75,000	80,872
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,600,482
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	107,617
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2027	235,000	273,956
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,076,800
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	525,439
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,800,121
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,590,075
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	8,242,261
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,657
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	275,183
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	734,854

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	$ 910,000	$ 919,173
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,891,025
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2039	4,440,000	5,218,514
5.00%, 12/01/2032	125,000	135,172
Series C, BAM,
3.00%, 12/01/2020	85,000	85,714
4.00%, 12/01/2022 - 12/01/2023	550,000	592,823
Village of Matteson, Revenue Bonds
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,428,038
Village of Montgomery, Special Assessment
BAM,
2.85%, 03/01/2024	188,000	200,525
3.00%, 03/01/2025	135,000	146,359
3.10%, 03/01/2026	260,000	286,270
3.30%, 03/01/2028	200,000	223,004
3.40%, 03/01/2029	726,000	811,857
3.45%, 03/01/2030	137,000	152,829
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	103,608
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	856,778
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.00%, 12/01/2020	260,000	261,570
Village of Stone Park, General Obligation Unlimited
Series B, BAM,
4.00%, 02/01/2035 - 02/01/2036	310,000	345,569
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	78,544
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	353,806
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2021 - 06/01/2033	4,915,000	5,040,052
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,112,220
5.00%, 10/01/2024	3,330,000	3,811,185
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2021 - 04/01/2024	2,030,000	2,213,010
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,743,444

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	$ 1,075,000	$ 1,318,563
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	610,000	587,936
Series B, AGM,
5.00%, 01/01/2026	515,000	631,375
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,105,000	9,370,596
Will Grundy Etc. County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	228,080

		292,962,344

Indiana - 2.2%
Bloomington Redevelopment District, Tax Allocation
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	2,315,000	2,828,742
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	165,745
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,295,000	6,828,249
Series D,
Fixed until 06/01/2021,
2.05% (E), 04/01/2025	645,000	651,173
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,958,943
5.00%, 02/01/2026	700,000	862,722
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	153,572
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, 01/15/2021 - 07/15/2021	755,000	772,599
Indiana Finance Authority, Revenue Bonds
3.00%, 11/01/2030	4,125,000	4,320,855
3.50%, 10/01/2025	960,000	1,013,741
4.00%, 02/01/2021	405,000	407,414
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,561,581
Series A,
4.00%, 09/15/2049	500,000	512,940
5.00%, 09/15/2021 - 09/15/2026	945,000	1,057,482
Series C,
3.00%, 11/01/2030	3,825,000	4,006,611
Indiana Finance Authority, Educational Facilities Revenue, Revenue Bonds,
4.00%, 02/01/2040	25,000	27,388
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	2,057,597
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	225,000	239,620
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,669,788

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	$ 50,000	$ 59,116
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	863,018
Merrillville Building Corp., Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,169,390
Merrillville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	3,335,000	3,870,658
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,569,594

		47,628,538

Iowa - 0.1%
City of Ames, General Obligation Unlimited,
Series A,
2.25%, 06/01/2028	120,000	127,858
Iowa Finance Authority, Revenue Bonds,
Series D, GNMA, FNMA,
2.20%, 07/01/2040 (C)	1,625,000	1,632,117

		1,759,975

Kansas - 0.2%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	81,642
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	310,332
Kansas Development Finance Authority, Revenue Bonds,
Series C, BAM,
4.00%, 05/01/2022	90,000	94,681
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	990,000	1,108,981
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2028	1,560,000	1,950,756
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	269,426

		3,815,818

Kentucky - 3.8%
Bullitt County School District Finance Corp., Revenue Bonds,
3.10%, 09/01/2026	65,000	70,183
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	844,934
County of Hardin, Revenue Bonds
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	116,589

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	$ 1,690,000	$ 1,953,741
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	125,000	139,513
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	157,375
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	23,005,000	28,735,776
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	1,230,000	1,265,867
AGM,
5.00%, 12/01/2045 - 12/01/2047	6,580,000	7,790,429
Kentucky Municipal Power Agency, Revenue Bonds
NATL,
5.00%, 09/01/2032	1,000,000	1,189,150
Series A,
Fixed until 03/01/2026,
3.45% (E), 09/01/2042	2,500,000	2,563,125
Series A, NATL,
5.00%, 09/01/2023 - 09/01/2042	165,000	186,706
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,286,763
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	45,000	46,770
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	16,290,000	18,967,769
Louisville / Jefferson County Metropolitan Government, Revenue Bonds
Series A,
4.00%, 10/01/2039 - 10/01/2040	1,000,000	1,146,075
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	155,000	166,202
4.00%, 04/01/2030 - 04/01/2032	435,000	481,398
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	57,252
2.38%, 02/01/2025	240,000	258,722
2.50%, 02/01/2027	305,000	328,229
3.00%, 02/01/2028 - 02/01/2032	365,000	398,804
Northern Kentucky University, Revenue Bonds,
4.00%, 09/01/2020	100,000	100,280
Series A,
4.00%, 09/01/2025	900,000	1,025,469
Series A, AGM,
4.00%, 09/01/2030	1,130,000	1,290,652

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	$ 2,330,000	$ 2,844,212
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	965,878
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,262,467

		81,640,330

Louisiana - 2.0%
City of Ruston, Revenue Bonds,
AGM,
5.00%, 06/01/2036	260,000	311,017
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2032	25,000	30,837
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,795,000	17,091,365
BAM,
5.00%, 10/01/2028	385,000	491,514
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	2,243,600
AGM,
5.00%, 06/01/2021	65,000	67,526
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	8,265,000	9,853,917
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds
Series A,
5.00%, 07/01/2033 - 07/01/2048	10,015,000	12,273,077

		42,362,853

Maine - 0.8%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	755,187
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	437,665
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	35,000	42,797
Maine State Housing Authority, Revenue Bonds,
2.60%, 11/15/2050	4,245,000	4,351,634
Series B,
2.50%, 11/15/2045	2,500,000	2,557,150
2.75%, 11/15/2028	410,000	448,671
2.90%, 11/15/2029	880,000	967,419
3.15%, 11/15/2039	1,680,000	1,829,318
3.35%, 11/15/2044	130,000	141,778
Series C,
2.35%, 11/15/2027	245,000	259,575
2.50%, 11/15/2028	550,000	586,856
2.75%, 11/15/2031	2,120,000	2,253,348

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds, (continued)
Series D-1,
2.50%, 11/15/2026	$ 435,000	$ 474,315
2.65%, 11/15/2027	555,000	607,614
2.80%, 11/15/2028	570,000	625,484
2.95%, 11/15/2029	350,000	385,823

		16,724,634

Maryland - 0.1%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	56,927
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	243,050
5.00%, 11/01/2023	345,000	359,528
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	567,228
Series C,
3.00%, 11/01/2025	565,000	543,423
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
4.00%, 07/01/2045 - 07/01/2050	750,000	838,120
5.00%, 07/01/2021	35,000	36,419
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	85,000	85,768

		2,730,463

Massachusetts - 0.8%
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	54,131
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	341,318
4.38%, 10/01/2029	300,000	325,623
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	270,080
Series C, AGM,
4.00%, 10/01/2045	1,250,000	1,425,175
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,276,184
Series K,
4.00%, 07/01/2038	5,255,000	5,563,311
Series S-2,
Fixed until 01/30/2025,
5.00% (E), 07/01/2038	75,000	89,995
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	330,000	359,799
Series 183,
2.80%, 06/01/2031	1,575,000	1,678,036
Series 187, FNMA,
2.65%, 12/01/2027	740,000	808,161
2.80%, 06/01/2028 - 12/01/2028	2,915,000	3,194,457
Series C,
2.40%, 12/01/2025	210,000	229,301
2.60%, 12/01/2026	150,000	163,379
2.70%, 06/01/2027	150,000	166,310

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds (continued)
2.85%, 06/01/2028	$ 160,000	$ 175,813
2.90%, 12/01/2028	125,000	137,590

		16,258,663

Michigan - 2.8%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	124,293
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,491,069
City of Detroit Sewage Disposal System Revenue, Revenue Bonds,
Series A, AGM,
5.25%, 07/01/2024	50,000	59,211
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	24,083
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	151,587
Detroit Downtown Development Authority, Tax Allocation,
5.00%, 07/01/2048	10,000,000	11,228,200
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,775,000	2,965,476
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	723,215
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	93,440
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	1,190,000	1,175,982
Grand Rapids Public Schools, General Obligation Unlimited
AGM,
5.00%, 05/01/2030 - 11/01/2039	1,730,000	2,180,278
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,725,000	3,286,295
Meridian Economic Development Corp., Revenue Bonds,
Series A,
3.25%, 07/01/2021	605,000	603,167
Michigan Finance Authority, Revenue Bonds
Series A,
4.00%, 11/15/2050	500,000	566,165
Series C,
5.25%, 10/01/2043	20,000	22,864
Michigan State Hospital Finance Authority, Revenue Bonds,
Series F,
Fixed until 03/15/2023,
2.40% (E), 11/15/2047	780,000	818,446

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	$ 3,835,000	$ 4,214,665
Series D,
3.65%, 10/01/2032	2,700,000	2,788,614
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,628,675
Pontiac School District, General Obligation Unlimited,
5.00%, 05/01/2030	200,000	262,912
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030	400,000	467,656
Series A,
4.00%, 05/01/2025	130,000	150,747
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,380,347
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	465,146
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	54,896
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	6,092,845
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	827,776
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2024	5,450,000	6,393,309
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	308,957
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,458,376

		60,008,692

Minnesota - 2.9%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	1,005,420
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	257,995
4.40%, 07/01/2025	110,000	115,447
City of Minneapolis, Revenue Bonds
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,225,000	26,158,514
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,147,850
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	170,000
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,455,000	2,487,944
4.00%, 02/01/2030	500,000	514,985
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,778,884

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
County of Hennepin, General Obligation Unlimited,
Series B,
0.19% (E), 12/01/2041	$ 3,775,000	$ 3,775,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	850,000	997,033
Series B,
4.25%, 04/01/2025	140,000	143,895
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	112,962
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035	5,920,000	6,258,506
2.63%, 01/01/2040	7,480,000	7,847,866
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	95,000	102,542
2.95%, 07/01/2025	60,000	65,395
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,210,000	3,586,084
Series F,
2.90%, 01/01/2026	175,000	191,583
2.95%, 07/01/2026	215,000	235,275
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	1,260,000	1,317,544
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	690,167

		62,960,891

Mississippi - 1.1%
Mississippi Development Bank, Revenue Bonds
4.00%, 07/01/2049	400,000	461,104
AGM,
6.88%, 12/01/2040	3,090,000	3,633,407
AGM-CR,
5.25%, 02/01/2049	7,440,000	9,485,851
Series A,
5.00%, 03/01/2022	650,000	652,210
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	737,270
2.35%, 06/01/2025	320,000	342,493
2.45%, 12/01/2025	520,000	561,491
2.70%, 12/01/2026	475,000	523,925
2.75%, 06/01/2027	150,000	165,505
2.80%, 12/01/2027	75,000	82,835
2.85%, 06/01/2028	170,000	187,456
2.95%, 12/01/2028	535,000	592,224
Series B, GNMA, FNMA, FHLMC,
2.10%, 12/01/2040 (C)	1,500,000	1,505,760
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	89,058
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,563,177

		22,583,766

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.7%
Belton School District No. 124, Certificate of Participation,
AGM,
5.00%, 01/15/2044	$ 700,000	$ 784,406
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2020 - 11/01/2021	750,000	750,099
4.00%, 11/01/2022	350,000	355,995
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	100,323
Hannibal Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2037	1,500,000	1,746,660
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	320,000	322,906
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2035 - 06/01/2037	840,000	951,092
5.00%, 06/01/2027	870,000	1,094,051
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,313
2.55%, 11/01/2029	385,000	409,363
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	297,628
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	191,816
Missouri State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,371,147
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,160,000	5,154,901
St. Louis Municipal Library District, Certificate of Participation,
BAM,
4.00%, 03/15/2048	1,000,000	1,144,370

		15,680,070

Montana - 0.1%
Montana Board of Housing, Revenue Bonds,
Series A,
3.75%, 12/01/2038	335,000	372,781
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	722,608
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,693,861

		2,789,250

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska - 0.4%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	$ 880,000	$ 1,192,523
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	2,067,503
Omaha Public Power District, Revenue Bonds
Series A,
5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,766,694
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	100,021

		8,126,741

Nevada - 0.2%
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022,
3.00% (E), 03/01/2036	1,200,000	1,242,396
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	350,000	362,327
2.25%, 09/01/2024	540,000	568,734
2.38%, 03/01/2021 - 03/01/2022	1,205,000	1,233,849
2.50%, 03/01/2023 - 09/01/2025	1,360,000	1,433,659
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	54,279

		4,895,244

New Hampshire - 0.0% (F)
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	850,000	917,771

New Jersey - 7.0%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	294,127
Series A,
5.00%, 01/15/2029	10,000	11,871
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	1,086,183
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	82,770
City of Newark, General Obligation Unlimited,
Series A,
5.00%, 10/01/2020	55,000	55,214
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	380,000	417,745
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	251,730
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,440,962

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Cumberland County Improvement Authority, Revenue Bonds
BAM,
5.00%, 12/15/2023 - 12/15/2024	$ 845,000	$ 1,004,367
Essex County Improvement Authority, Revenue Bonds
4.00%, 11/01/2045	3,475,000	3,938,496
Series A,
5.00%, 12/01/2035 (G)	535,000	481,500
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,950,000	6,209,429
Series C, AGM,
5.25%, 11/01/2021	45,000	47,712
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030	150,000	171,435
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,710,708
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	125,000	127,054
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,105
Series A, BAM,
5.00%, 06/15/2028	475,000	567,250
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 11/01/2044	10,000,000	11,614,500
Series A,
3.50%, 09/01/2022 (A)	120,000	120,586
4.25%, 09/01/2027 (A)	200,000	208,174
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,713,356
5.00%, 09/01/2037 (A)	750,000	776,618
Series A, BAM,
3.13%, 07/01/2031	2,440,000	2,536,380
5.00%, 06/15/2021 - 07/01/2028	12,870,000	14,576,363
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	19,562,494
Series B,
4.25%, 09/01/2022 (A)	140,000	139,717
Series C,
4.00%, 06/15/2025	1,825,000	2,008,632
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,313,301
Series DDD,
5.00%, 06/15/2024	2,000,000	2,261,960
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,985,000	8,519,055
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,478,924
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,032,071
New Jersey Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 07/01/2050	1,000,000	1,085,900
Series C, AGM,
4.00%, 07/01/2050	250,000	281,523
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,822,488
Series H, AGM,
5.00%, 07/01/2026	610,000	722,801

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	$ 70,000	$ 76,336
Series A, AGM,
5.00%, 07/01/2046	110,000	123,497
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	4,930,000	4,907,667
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,120,000	2,291,699
2.85%, 11/01/2025	1,830,000	2,021,985
Series B,
2.00%, 05/01/2021	3,825,000	3,869,714
Series E,
2.05%, 10/01/2035 (C)	5,070,000	5,079,380
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,374,840
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,045,000	3,375,809
Series B, AGC-ICC, FGIC,
5.50%, 12/15/2020	100,000	101,785
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,650,000	2,199,235
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	18,532
Parking Authority of the City of Trenton, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,620,000	1,838,372
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	28,047
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	565,000	627,014

		149,652,413

New Mexico - 0.2%
City of Farmington, Revenue Bonds,
Fixed until 06/01/2022,
2.13% (E), 06/01/2040	1,450,000	1,481,784
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	10,000	10,120
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	950,000	1,055,098
3.70%, 07/01/2038	985,000	1,094,759
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	1,200,000	1,321,032

		4,962,793

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 5.0%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	$ 2,400,000	$ 2,593,032
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	469,880
Series A,
3.88%, 08/01/2027	2,545,000	2,620,994
5.00%, 08/01/2037	1,320,000	1,398,989
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	455,000	550,800
Build Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	103,852
City of New York, General Obligation Unlimited,
Series H-6,
0.13% (E), 03/01/2034	940,000	940,000
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	67,977
County of Suffolk, General Obligation Limited
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	10,785,000	12,594,884
5.00%, 10/15/2023	115,000	130,126
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	555,000	613,600
East Ramapo Central School District, General Obligation Unlimited
AGM,
5.00%, 03/15/2039 - 03/15/2047	9,375,000	11,135,048
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	395,903
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	671,745
2.50%, 08/01/2028	1,145,000	1,242,577
Metropolitan Transportation Authority, Revenue Bonds
Series C, AGM-CR,
5.00%, 11/15/2038	5,000,000	6,192,950
Series D-1, BAM,
5.00%, 11/15/2033	14,250,000	16,474,567
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,094,320
New York City Housing Development Corp., Revenue Bonds
Series A, AGM,
4.10%, 07/01/2042	25,000	25,762
Series C-1,
2.25%, 05/01/2026	510,000	540,452
2.30%, 11/01/2026	925,000	980,213
2.40%, 05/01/2027	850,000	902,972
2.45%, 11/01/2027	190,000	201,978
2.55%, 05/01/2028	320,000	340,502
Series I, FNMA,
Fixed until 02/01/2026,
2.95% (E), 11/01/2045	4,950,000	5,412,627

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
4.50%, 03/01/2039	$ 245,000	$ 245,091
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
0.16% (E), 11/01/2022	1,185,000	1,185,000
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	166,531
New York Liberty Development Corp., Revenue Bonds,
2.80%, 09/15/2069	1,500,000	1,472,385
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/01/2034 - 02/01/2040 (C)	1,885,000	2,175,798
4.00%, 07/01/2046	750,000	868,733
Series A,
5.00%, 10/01/2033 - 07/01/2035	515,000	615,903
Series A, AGM,
5.00%, 10/01/2034	335,000	424,371
New York State Housing Finance Agency, Revenue Bonds
Series H, GNMA, FNMA, FHLMC,
1.65%, 11/01/2021	4,970,000	5,040,425
Series L, GNMA, FNMA, FHLMC,
1.50%, 11/01/2020	180,000	180,446
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2051	175,000	201,815
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	145,135
Oneida County Local Development Corp. Revenue, Revenue Bonds,
4.00%, 12/01/2049	3,000,000	3,389,400
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	2,160,000	2,655,050
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	117,745
Series 197,
1.90%, 04/01/2025	925,000	974,228
State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds,
2.55%, 04/01/2050	10,000,000	10,314,900
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,405,000	1,517,765
2.75%, 03/15/2031 - 03/15/2033	3,115,000	3,360,733
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	1,035,000	1,160,514
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	160,294

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	$ 675,000	$ 764,215
Windsor Central School District, General Obligation Unlimited
3.00%, 06/15/2030 - 06/15/2031	285,000	312,137

		106,144,364

North Carolina - 0.9%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	26,615
City of Raleigh Combined Enterprise System Revenue, Revenue Bonds,
Series B,
0.19% (E), 03/01/2035	1,750,000	1,750,000
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	20,000	20,782
Series 38-B,
2.38%, 01/01/2025	2,010,000	2,160,931
2.45%, 07/01/2025	1,180,000	1,280,264
2.65%, 01/01/2026	1,030,000	1,126,604
2.80%, 01/01/2027	80,000	88,804
Series 42, GNMA, FNMA,
2.63%, 07/01/2039	3,765,000	3,963,867
2.85%, 01/01/2043	3,115,000	3,256,483
North Carolina Medical Care Commission, Revenue Bonds,
5.00%, 01/01/2038	620,000	668,503
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2035	995,000	1,246,337
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,445,000	4,132,958

		19,722,148

North Dakota - 0.4%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,106,637
County of Burleigh, Revenue Bonds,
3.60%, 05/01/2024	285,000	282,723
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	955,759
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	27,325
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	2,830,000	2,954,011
4.00%, 07/01/2026 - 07/01/2027	1,335,000	1,491,399
North Dakota Housing Finance Agency, Revenue Bonds
Series A,
2.80%, 07/01/2023	55,000	58,331
Series C,
2.55%, 01/01/2028	775,000	827,917
Series D,
2.80%, 01/01/2025	810,000	879,125

		8,583,227

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 2.4%
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2027 - 12/01/2036	$ 520,000	$ 590,751
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1,
4.00%, 06/01/2048	2,000,000	2,235,820
Series B-2, Class 2,
5.00%, 06/01/2055	20,730,000	22,844,875
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	2,090,000	1,909,926
Cleveland Heights & University Heights City School District, General Obligation Unlimited
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,320,445
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2021 - 11/15/2023	520,000	526,937
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2021 - 05/15/2023	1,175,000	1,191,886
Columbus-Franklin County Finance Authority, Revenue Bonds,
4.00%, 11/15/2020	110,000	110,927
Conotton Valley Union Local School District, Certificate of Participation
MAC,
4.00%, 12/01/2035 - 12/01/2042	1,050,000	1,169,906
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	81,324
County of Lucas, Revenue Bonds,
Series D,
5.00%, 11/15/2023	810,000	843,412
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	2,155,000	2,268,762
County of Warren, Revenue Bonds
5.00%, 07/01/2023	250,000	273,385
Series A,
4.00%, 07/01/2045	500,000	538,820
Dayton City School District, Certificate of Participation
4.00%, 12/01/2026 - 12/01/2030	800,000	932,566
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	301,688
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	850,000	947,384
Indian Creek Local School District, General Obligation Unlimited,
Series B, BAM,
5.00%, 11/01/2055	200,000	244,992

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	$ 2,000,000	$ 2,346,920
Ohio Higher Educational Facility Commission, Revenue Bonds
5.75%, 11/15/2035	25,000	25,094
AGM,
5.25%, 11/15/2040	40,000	40,100
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,015,000	2,188,532
3.40%, 09/01/2037	3,905,000	4,266,486
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,030,000	1,167,505
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2032	570,000	612,170
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	173,659
University of Toledo, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 06/01/2030	380,000	505,126
Warrensville Heights City School District, General Obligation Unlimited,
Series A, BAM,
5.25%, 12/01/2055	1,000,000	1,154,740
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	165,518

		50,979,656

Oklahoma - 0.5%
Caddo County Governmental Building Authority, Revenue Bonds,
5.00%, 09/01/2027	435,000	513,309
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	50,347
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,637,977
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028	85,000	91,655
4.00%, 12/01/2023 - 09/01/2029	950,000	1,054,684
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,580,532
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	143,135
3.38%, 12/01/2024	135,000	145,988
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	2,025,000	2,147,796
Oklahoma Water Resources Board, Revenue Bonds,
Series B,
4.75%, 04/01/2039	55,000	56,675

		10,422,098

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 1.1%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	$ 255,000	$ 303,740
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	820,000	863,698
Medford Hospital Facilities Authority, Revenue Bonds,
Series A, AGM,
4.00%, 08/15/2040	4,165,000	4,939,523
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021 - 10/01/2040	1,190,000	1,382,211
5.50%, 06/15/2035 (A)	750,000	780,728
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
2.45%, 07/01/2034	3,360,000	3,502,733
2.65%, 07/01/2039	7,650,000	8,068,072
Series D,
2.30%, 01/01/2026	755,000	803,637
2.45%, 01/01/2027	1,150,000	1,238,297
Warm Springs Reservation Confederated Tribe, Revenue Bonds
Series B,
5.00%, 11/01/2034 - 11/01/2036 (A)	600,000	736,292

		22,618,931

Pennsylvania - 5.2%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	295,000	339,235
5.00%, 12/01/2024	30,000	36,158
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,295,000	5,736,868
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	230,000	276,775
Beaver County Economic Development Authority, Revenue Bonds
BAM,
4.00%, 11/15/2035 - 11/15/2036 (C)	4,000,000	4,551,240
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	89,962
Bucks County Industrial Development Authority, Revenue Bonds
4.00%, 08/15/2050	6,110,000	6,697,110
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,103,701
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	10,000	11,816
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	103,944

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	$ 675,000	$ 710,296
Coatesville School District, General Obligation Limited
Series A, BAM,
Zero Coupon, 10/01/2037 - 10/01/2038	1,500,000	758,585
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,535,361
County of Lackawanna, General Obligation Unlimited
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	8,080,676
Cumberland County Municipal Authority, Revenue Bonds
2.50%, 01/01/2021	150,000	148,887
3.00%, 01/01/2022	805,000	789,649
5.00%, 01/01/2029	1,000,000	1,004,040
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	350,000	451,619
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	1,973,745
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2026	310,000	351,622
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	266,385
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,154,637
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	879,288
Lycoming County Water & Sewer Authority, Revenue Bonds,
AGM,
2.00%, 11/15/2020	230,000	231,044
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	12,140
Paradise Township Sewer Authority, Revenue Bonds
BAM,
4.00%, 10/15/2035 - 10/15/2038	190,000	208,903
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	2,475,000	2,789,770
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	210,470
Series A, BAM,
5.00%, 11/15/2025	110,000	134,115

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	$ 50,000	$ 55,947
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2049	1,295,000	1,474,487
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	620,000	633,194
Series 121,
2.20%, 04/01/2026	2,155,000	2,284,774
2.25%, 10/01/2026	1,275,000	1,351,576
2.35%, 04/01/2027	3,505,000	3,725,500
Series 124B,
2.30%, 04/01/2026	1,365,000	1,462,434
2.40%, 10/01/2026	745,000	804,786
2.45%, 04/01/2027	1,600,000	1,729,040
2.55%, 10/01/2027	1,450,000	1,576,831
2.65%, 04/01/2028	1,700,000	1,850,841
2.75%, 10/01/2028	1,580,000	1,726,956
Series 129,
2.20%, 04/01/2027	670,000	717,536
2.25%, 10/01/2027	660,000	710,780
2.35%, 04/01/2028	1,405,000	1,522,542
2.40%, 10/01/2028	1,360,000	1,483,189
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,825,666
2.55%, 04/01/2030	1,280,000	1,400,525
2.60%, 10/01/2030	1,395,000	1,527,483
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2049	11,725,000	13,226,034
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,320,000	1,618,351
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,371,437
Series C,
5.00%, 12/01/2044	500,000	565,305
Series E,
6.38%, 12/01/2038 (D)	485,000	620,461
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	300,000	330,363
5.00%, 08/01/2024	150,000	172,218
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,520,809
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	193,100
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	279,061
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,014,791
Upper Dublin School District, General Obligation Limited
4.00%, 05/15/2037 - 05/15/2044	1,845,000	2,039,608
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,719,673
5.00%, 04/15/2059	4,000,000	4,916,720

		111,090,059

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 1.1%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 125,589
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.13%, 07/01/2030	10,000	10,065
AGM-CR,
4.50%, 07/01/2023	100,000	100,107
Series A, AGC-ICC,
5.00%, 07/01/2023 - 07/01/2034	615,000	618,329
5.50%, 07/01/2029	140,000	154,676
Series A, AGM,
4.00%, 07/01/2022	470,000	481,280
5.00%, 07/01/2035	1,645,000	1,689,843
5.25%, 07/01/2024	235,000	241,686
6.00%, 07/01/2034	440,000	453,451
Series A-4, AGM,
5.00%, 07/01/2031	115,000	115,428
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	718,110
Series C, AGM,
5.75%, 07/01/2037	480,000	484,493
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds,
Series A, AGC,
5.13%, 07/01/2047	470,000	470,108
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,764,982
5.00%, 07/01/2027	535,000	538,526
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	620,155
5.00%, 07/01/2023	40,000	40,099
Series RR, AGC,
5.00%, 07/01/2028	345,000	347,139
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,033
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,112,327
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	50,293
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,007
5.00%, 07/01/2026	650,000	654,283
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,084
5.00%, 07/01/2021 - 07/01/2024	1,100,000	1,106,878
Series VV, AGM,
5.25%, 07/01/2027	80,000	87,239
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	30,186
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	185,017
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	395,036
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	542,257
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	177,710
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,596,619

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series E, AGM,
5.50%, 07/01/2023	$ 115,000	$ 122,946
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,179,677
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	285,776
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	367,790
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	103,719
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,009
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,000
5.00%, 08/01/2021 - 08/01/2030	2,545,000	2,560,647
5.25%, 08/01/2020	170,000	170,000
Series C, AGC,
5.25%, 08/01/2020	110,000	110,000
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	350,000	352,033
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	496,831
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	128,459
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	211,233

		24,406,155

Rhode Island - 1.2%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,630,000	18,042,636
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,420,596
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,679,371
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,749,002
AGM,
4.00%, 05/15/2024	55,000	62,024
Series C,
5.00%, 09/15/2027	180,000	221,206
Rhode Island Turnpike & Bridge Authority Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2024	130,000	150,415
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,105,000	1,270,624

		25,595,874

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina - 0.4%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	$ 385,000	$ 442,234
Piedmont Municipal Power Agency, Revenue Bonds,
Series C, AGC,
5.75%, 01/01/2034	200,000	207,890
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	500,000	607,522
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	2,725,000	2,830,376
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	125,000	132,136
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
Series A,
2.65%, 07/01/2035	540,000	578,405
Spartanburg Regional Health Services District, Revenue Bonds
Series A, AGM,
4.00%, 04/15/2036 - 04/15/2045	3,065,000	3,560,752
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,374

		8,559,689

South Dakota - 0.6%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	707,746
2.30%, 05/01/2025	250,000	266,780
2.45%, 11/01/2025	290,000	314,482
2.55%, 05/01/2026	1,860,000	2,024,964
2.65%, 11/01/2026	330,000	362,703
2.75%, 05/01/2027	970,000	1,069,415
2.80%, 11/01/2027	1,330,000	1,467,522
2.85%, 05/01/2028	1,210,000	1,332,985
2.95%, 11/01/2028	440,000	486,600
Series C,
2.00%, 05/01/2023	20,000	20,715
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	937,649
2.65%, 11/01/2027	1,285,000	1,402,205
2.70%, 05/01/2028	390,000	426,126
2.75%, 11/01/2028	1,425,000	1,558,822

		12,378,714

Tennessee - 1.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	675,000	709,682
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	179,651
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	2,975,000	3,232,962

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	$ 100,000	$ 120,534
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Revenue Bonds,
Fixed until 11/03/2020,
1.55% (E), 11/15/2030	100,000	100,306
Tennessee Housing Development Agency, Revenue Bonds
2.10%, 07/01/2035	2,185,000	2,236,369
2.45%, 01/01/2024	260,000	275,636
2.75%, 01/01/2025	40,000	43,418
2.80%, 07/01/2025	280,000	306,664
2.95%, 01/01/2026	45,000	49,932
3.00%, 01/01/2031	450,000	492,975
Series 1A,
2.40%, 01/01/2044	2,730,000	2,773,325
Series 2B,
2.30%, 01/01/2022	285,000	291,883
2.55%, 01/01/2028	340,000	364,140
2.70%, 07/01/2024	195,000	208,172
Series B2,
2.05%, 01/01/2024	890,000	925,111
2.15%, 07/01/2024	265,000	279,310
2.25%, 01/01/2025	1,000,000	1,073,280
2.40%, 07/01/2025	2,000,000	2,157,060
2.55%, 01/01/2026	120,000	130,290
2.60%, 07/01/2026	800,000	869,536
2.80%, 07/01/2027	2,270,000	2,495,229
2.85%, 01/01/2028	3,205,000	3,526,782
2.95%, 07/01/2028	2,655,000	2,916,757
3.00%, 01/01/2029	2,750,000	3,032,453
3.05%, 07/01/2029	3,100,000	3,421,749
3.15%, 01/01/2030	2,820,000	3,105,694

		35,318,900

Texas - 2.6%
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2024 - 07/15/2026	210,000	223,803
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2020 - 12/01/2022	4,060,000	4,250,104
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	420,000	488,355
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	535,000	552,420
Central Texas Turnpike System, Revenue Bonds,
AGM-CR,
5.00%, 08/15/2041	125,000	137,233
City of Arlington, Special Tax Revenue,
Series C, BAM,
5.00%, 02/15/2045	95,000	97,005
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	36,364

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	$ 280,000	$ 280,983
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	98,715
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	27,978
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	846,480
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	50,000	57,957
County of Kaufman, General Obligation Limited,
Series A,
4.00%, 02/15/2045	250,000	292,897
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2021 - 04/01/2024 (A)	5,040,000	5,278,076
Dallas/Fort Worth International Airport, Revenue Bonds
Series A,
5.00%, 11/01/2045	50,000	50,591
Series C,
5.00%, 11/01/2034	40,000	44,689
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	84,395
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2026	320,000	330,300
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	416,783
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited,
AGM,
4.70%, 09/01/2035	50,000	50,170
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	28,742
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,747
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	292,105
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
MAC,
3.00%, 09/01/2021	100,000	102,491
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2024	400,000	363,249

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Houston Higher Education Finance Corp., Revenue Bonds
5.00%, 08/15/2020 - 08/15/2024	$ 615,000	$ 701,060
Hunt Memorial Hospital District Charitable Health, General Obligation Limited,
5.00%, 02/15/2024	15,000	17,139
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	157,838
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	307,675
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	400,000	413,700
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021 - 01/01/2024	705,000	692,504
4.00%, 07/01/2023 - 07/01/2028	2,355,000	2,253,982
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,134,914
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,130,000	1,970,109
5.00%, 07/01/2031 - 07/01/2046	1,815,000	1,805,634
Series B,
4.00%, 07/01/2021 - 07/01/2031	2,815,000	2,672,304
4.25%, 07/01/2036	885,000	711,213
Series B1, AGM,
5.00%, 07/01/2058	750,000	854,865
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	614,693
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	98,114
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021,
1.42% (E), 08/01/2040	5,575,000	5,602,652
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	80,000	87,609
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	470,694
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,854,684
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	427,491
Sam Rayburn Municipal Power Agency, Revenue Bonds,
5.00%, 10/01/2020	1,210,000	1,218,651
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
0.16% (E), 07/01/2047	2,200,000	2,200,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	$ 150,000	$ 168,498
Travis County Municipal Utility District No. 18, General Obligation Unlimited,
BAM,
2.00%, 09/01/2027 (C)	100,000	104,008
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	477,711
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	105,867
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	41,013
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021,
2.50% (E), 08/15/2036	7,630,000	7,677,077
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,577,295
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	565,253

		56,167,879

U.S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	100,000	108,350

Utah - 0.3%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,145,000	2,311,881
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	1,020,656
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	976,539
4.25%, 04/15/2034	120,000	129,918
4.30%, 04/15/2025 (A)	450,000	450,198
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,215,787
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,261,718

		7,366,697

Vermont - 0.6%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	371,991
Series A, AGM,
5.00%, 11/01/2032	540,000	598,331

The notes are an integral part of this report. Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont (continued)
City of Burlington Waterworks System Revenue, Revenue Bonds,
5.00%, 11/01/2034	$ 125,000	$ 160,739
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,427,699
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.50%, 11/01/2040	1,480,000	1,545,298
2.65%, 05/01/2046	1,255,000	1,305,363
3.13%, 11/01/2042	950,000	1,025,164
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	330,000	366,356
2.90%, 05/01/2029	275,000	302,789
3.15%, 05/01/2033	1,880,000	2,048,880
Vermont Municipal Bond Bank, Revenue Bonds,
Series A,
4.00%, 10/01/2040	500,000	590,400
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2021	200,000	205,984
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,647,002

		13,595,996

Virginia - 0.7%
Alexandria Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2020	655,000	656,742
City of Norfolk, General Obligation Unlimited,
0.17% (E), 08/01/2037	5,450,000	5,450,000
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	433,181
Loudoun County Economic Development Authority, Revenue Bonds,
Zero Coupon, 07/01/2049	9,325,000	3,911,465
Town of Culpeper, General Obligation Unlimited,
4.00%, 08/01/2020	25,000	25,000
Virginia Housing Development Authority, Revenue Bonds
Series E,
2.45%, 12/01/2027	830,000	903,239
2.60%, 12/01/2028	800,000	873,664
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036	1,900,000	2,199,801

		14,453,092

Washington - 0.6%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	56,277
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	930,000	1,161,105

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Seattle Housing Authority, Revenue Bonds,
Series A,
3.40%, 12/01/2032	$ 450,000	$ 500,899
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 08/15/2020	35,000	35,047
Series B,
5.00%, 10/01/2026	75,000	93,123
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	120,000	118,876
3.70%, 07/01/2023 (A)	130,000	132,059
5.00%, 07/01/2033 (A)	375,000	402,952
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	96,014
2.35%, 06/01/2026	175,000	188,664
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	824,585
2.30%, 12/01/2024	595,000	633,711
2.40%, 06/01/2025	810,000	872,832
2.45%, 12/01/2025	565,000	611,612
2.60%, 06/01/2026	845,000	925,427
2.65%, 12/01/2026	620,000	683,965
2.70%, 06/01/2027	785,000	872,496
2.75%, 12/01/2027	805,000	895,659
2.80%, 06/01/2028	925,000	1,027,379
2.85%, 12/01/2028	640,000	709,466
3.25%, 12/01/2032	1,500,000	1,659,615
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	668,897

		13,170,660

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,518
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022,
2.63% (E), 12/01/2042	800,000	822,736
West Virginia Housing Development Fund, Revenue Bonds
Series B,
2.60%, 11/01/2034	1,060,000	1,113,466
3.70%, 11/01/2032	1,500,000	1,672,860

		4,699,580

Wisconsin - 1.1%
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	219,434
Public Finance Authority, Revenue Bonds
3.00%, 04/01/2025 (A)	400,000	397,408
4.00%, 09/01/2029 (A)	850,000	844,866
Series A,
4.00%, 01/01/2045	1,500,000	1,707,015
5.00%, 06/01/2027 - 07/01/2038	725,000	840,523
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,782,049
5.00%, 07/01/2036 - 07/01/2054	1,225,000	1,454,441
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	815,000	797,967
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,586,120

The notes are an integral part of this report. Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (continued)
Class B,
4.25%, 07/01/2033	$ 1,250,000	$ 1,168,350
5.00%, 07/01/2053	1,000,000	937,250
Series A,
5.25%, 10/15/2039	15,000	15,613
Series A1,
5.00%, 07/01/2038	5,000,000	5,304,750
Series B-4,
Fixed until 06/01/2021,
5.00% (E), 11/15/2043	105,000	108,885
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A,
2.70%, 09/01/2035	610,000	650,919
Series B, FNMA,
3.15%, 09/01/2030	3,635,000	3,747,249

		23,562,839

Wyoming - 0.5%
Wyoming Community Development Authority, Revenue Bonds
Series 1,
2.25%, 06/01/2031	400,000	422,452
2.30%, 12/01/2031	505,000	533,553
2.40%, 12/01/2032	1,125,000	1,184,737
2.63%, 12/01/2035	3,145,000	3,328,008
Series 2,
2.95%, 06/01/2033	3,860,000	4,087,084

		9,555,834

Total Municipal Government Obligations (Cost $1,891,039,259)		1,989,751,399

REPURCHASE AGREEMENT - 7.2%
Fixed Income Clearing Corp., 0.00% (H), dated 07/31/2020, to be repurchased at $155,043,156 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $158,144,114.	$ 155,043,156	155,043,156

Total Repurchase Agreement (Cost $155,043,156)		155,043,156

Total Investments (Cost $2,046,082,415)		2,144,794,555
Net Other Assets (Liabilities) - (0.1)%		(2,569,111)

Net Assets - 100.0%		$ 2,142,225,444

The notes are an integral part of this report. Transamerica Funds	Page 27

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,989,751,399	$—	$1,989,751,399
Repurchase Agreement	—	155,043,156	—	155,043,156

Total Investments	$—	$2,144,794,555	$—	$2,144,794,555

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $34,498,409, representing 1.6% of the Fund’s net assets.
(B)	Restricted security. At July 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$4,277,659	$4,406,211	0.2%

(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2020; the maturity dates disclosed are the ultimate maturity dates.
(E)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2020, the value of this security is $481,500, representing less than 0.1% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at July 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 28

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 29